Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Current taxes (expense): Hong Kong profits tax and the PRC EIT | $	$ (33)		$ (45)		$ 0
Income tax expense | $	(33)		(45)		0
Deferred tax credit / (expenses): Hong Kong and the PRC | $	(39)		0		(24)
Total deferred tax credit / (expense) | $	(39)		0		(24)
Total credit / (expense) | $	$ (72)		$ (45)		$ (24)
ZHEJIANG TIANLAN
Income tax expense/(credit) PRC EIT | ¥		¥ 3,275		¥ 7,340		¥ (7)
Income tax expense | ¥		3,275		7,340		(7)
Deferred tax expense / (credit) | ¥		(2,910)		8,729		(361)
Total deferred tax credit / (expense) | ¥		(2,910)		8,729		(361)
Total credit / (expense) | ¥		¥ 365		¥ 16,069		¥ (368)